Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 366,000
Previously Paid Amount	0.00
Total Fee Amount	50.54
Total Offset Amount	0.00
Net Fee	50.54
Narrative - Max Aggregate Offering Price	$ 366,000
Final Prospectus	true